Supplement to the
Fidelity Advisor Asset Manager® Funds
Class A, Class T, Class C and Class I
November 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the “Investment Details” section under the “Principal Investment Strategies” heading.

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

AAR-17-01 1.885797.117	March 1, 2017

Supplement to the
Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85%
Class A, Class T, Class C and Class I
November 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after the close of business on March 24, 2017, Class T will be renamed Class M.

AAR-AARIB-17-01 1.893758.109	March 1, 2017

Supplement to the
Fidelity® Global Balanced Fund
Class A, Class T, Class C and Class I
December 23, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGBL-17-01 1.899423.123	March 1, 2017

Supplement to the
Fidelity® Global Balanced Fund
Class A, Class T, Class C and Class I
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGBL-AGBLIB-17-01 1.893762.115	March 1, 2017